Document and Entity Information	0 Months Ended
May 01, 2015
Risk/Return:
Document Type	497
Document Period End Date	May 01, 2015
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	May 01, 2015
Document Effective Date	May 01, 2015
Prospectus Date	Feb. 27, 2015
Direxion Daily Russell 1000 Growth Index Bull 1.25X Shares | Direxion Daily Russell 1000 Growth Index Bull 1.25X Shares
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Trading Symbol	LLRG
Direxion Daily Russell 1000 Value Index Bull 1.25X Shares | Direxion Daily Russell 1000 Value Index Bull 1.25X Shares
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Trading Symbol	LLRV
Direxion Daily S&P 500 Bull 1.25X Shares | Direxion Daily S&P 500 Bull 1.25X Shares
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Trading Symbol	LLSP
Direxion Daily Mid Cap Bull 1.25X Shares | Direxion Daily Mid Cap Bull 1.25X Shares
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Trading Symbol	LLMC
Direxion Daily Small Cap Bull 1.25X Shares | Direxion Daily Small Cap Bull 1.25X Shares
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Trading Symbol	LLSC
Direxion Daily Total Stock Market Bull 1.25X Shares | Direxion Daily Total Stock Market Bull 1.25X Shares
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Trading Symbol	LLTS
Direxion Daily FTSE Developed Markets Bull 1.25X Shares | Direxion Daily FTSE Developed Markets Bull 1.25X Shares
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Trading Symbol	LLDM
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares | Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
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Trading Symbol	LLEM
Direxion Daily 7-10 Year Treasury Bond Bull 1.25X Shares | Direxion Daily 7-10 Year Treasury Bond Bull 1.25X Shares
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Trading Symbol	LLST
Direxion Daily 20+ Year Treasury Bond Bull 1.25X Shares | Direxion Daily 20+ Year Treasury Bond Bull 1.25X Shares
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Trading Symbol	LLTT
Direxion Daily Total Bond Market Bull 1.25X Shares | Direxion Daily Total Bond Market Bull 1.25X Shares
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Trading Symbol	LLTB